(Loss) Earnings Per Share (Details) - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss) income		$ (23,124,402)	$ (8,714,332)	$ 11,957,287
Less: accretion to redemption value of redeemable non-controlling interests foreign currency effect on redemption value of redeemable non-controlling interests
net loss attributable to non-controlling interests		(487,780)	(311,072)	(130,240)
Net (loss) income attributable to ordinary shareholders		$ (22,636,622)	$ (8,403,260)	$ 12,087,527
Denominator:
Weighted average number of shares outstanding – basic (in Shares)		24,820,313	23,638,751	16,800,000
(Loss) earnings per share – basic (in Dollars per share)		$ (0.98)	$ (0.36)	$ 0.72
Restated [Member]
Numerator:
Net (loss) income		$ (23,124,402)
Less: accretion to redemption value of redeemable non-controlling interests		2,600,738
foreign currency effect on redemption value of redeemable non-controlling interests		(840,076)
net loss attributable to non-controlling interests		(487,780)
Net (loss) income attributable to ordinary shareholders		$ (24,397,284)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)		24,820,313
(Loss) earnings per share – basic (in Dollars per share)	$ (0.34)	$ (0.98)